Loan Capital - Tier 2 loan capital - Other (Details) - Subordinated notes	12 Months Ended
Sep. 30, 2019
Loan capital
Percentage of share price to determine maximum conversion number	20.00%
Number of business days for immediate and irrevocable termination of rights after non-viability trigger event if conversion not occur	5 days